Financial Instruments and Financial Risks (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments And Financial Risk Management [Abstract]
Schedule of changes in Level 3 instruments
	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	-	1,448	3,047
Payment of contingent consideration	(915)	-	-	(915)
Recognition of day 1 loss within profit or loss	-	-	161	161
Changes in fair value recognized within profit or loss	(434)	-	(56)	(490)
Balance as of June 30, 2021	250	-	1,553	1,803

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Payment of contingent consideration	(1,600)	-	-	(1,600)
Repayment of convertible debentures	-	(680)	-	(680)
Initial recognition of financial liability	-	-	1,450	1,450
Conversion to equity or other financial liability	-	(4,778)	-	(4,778)
Recognition of day 1 loss within profit or loss	-	-	164	164
Changes in fair value recognized within profit or loss	430	(1,693)	(1,273)	(2,536)
Balance as of June 30, 2020	1,000	-	1,978	2,978